EQUITY (Stock Warrants Activity) (Details) - USD ($)	12 Months Ended
Dec. 31, 2016
Shares (Warrants)
Outstanding
Granted	4,128,510
Canceled
Expired
Exercised
Outstanding	4,128,510
Exercisable	4,128,510
Weighted Average Price (Warrants)
Outstanding
Granted	2.00
Canceled
Expired
Exercised
Outstanding	2.00
Exercisable	$ 2.00
Aggregate intrinsic value of warrants	$ 262,590
Minimum [Member]
Weighted Average Price (Warrants)
Exercise price	$ 2.00
Term of warrants	2 years 1 month 10 days
Maximum [Member]
Weighted Average Price (Warrants)
Exercise price	$ 2.00
Term of warrants	2 years 10 months 10 days